Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.7%
		Australia: 0.3%
350,000	(1)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	$ 381,075	0.1
100,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	108,814	0.0
675,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	700,442	0.2
			1,190,331	0.3

		Bermuda: 0.1%
210,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	214,810	0.1

		Brazil: 0.8%
400,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	397,378	0.1
250,000	(1)	Klabin Austria GmbH, 3.200%, 01/12/2031	247,445	0.1
300,000	(1)	Klabin Austria GmbH, 5.750%, 04/03/2029	342,681	0.1
400,000		MercadoLibre, Inc., 2.375%, 01/14/2026	401,504	0.1
200,000		MercadoLibre, Inc., 3.125%, 01/14/2031	196,071	0.0
250,000	(1)	Minerva Luxembourg SA, 4.375%, 03/18/2031	245,937	0.0
400,000	(1)	Natura Cosmeticos SA, 4.125%, 05/03/2028	411,784	0.1
550,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	612,838	0.1
250,000		Suzano Austria GmbH, 5.000%, 01/15/2030	283,438	0.1
400,000		Vale Overseas Ltd., 3.750%, 07/08/2030	428,500	0.1
			3,567,576	0.8

		Canada: 0.7%
465,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	464,344	0.1
250,000	(2)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	255,539	0.1
324,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	345,449	0.1
220,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	231,844	0.0
205,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	255,850	0.1
239,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	259,294	0.1
430,000	(1)	GFL Environmental, Inc., 3.500%, 09/01/2028	431,961	0.1
75,000	(1)	GFL Environmental, Inc., 3.750%, 08/01/2025	77,156	0.0
200,000		Nutrien Ltd., 2.950%, 05/13/2030	215,214	0.0
450,000	(1)	Petronas Energy Canada Ltd., 2.112%, 03/23/2028	458,398	0.1
135,000		Teck Resources Ltd., 6.000%, 08/15/2040	176,749	0.0
			3,171,798	0.7

		Chile: 0.5%
200,000	(1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	205,980	0.0
300,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	327,795	0.1
325,000	(1)	Colbun SA, 3.150%, 03/06/2030	339,376	0.1
300,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	321,743	0.1
725,000	(1)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	726,736	0.2
			1,921,630	0.5

		China: 0.3%
350,000		Alibaba Group Holding Ltd., 2.125%, 02/09/2031	346,587	0.1
350,000		Alibaba Group Holding Ltd., 2.700%, 02/09/2041	336,633	0.0
720,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	780,275	0.2
			1,463,495	0.3

		Colombia: 0.4%
250,000		Banco de Bogota SA, 6.250%, 05/12/2026	273,819	0.0
200,000		Bancolombia SA, 3.000%, 01/29/2025	202,250	0.0
325,000		Ecopetrol SA, 5.375%, 06/26/2026	357,061	0.1
250,000		Ecopetrol SA, 6.875%, 04/29/2030	302,162	0.1
300,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	310,224	0.1
300,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	299,381	0.1
			1,744,897	0.4

		Denmark: 0.1%
336,000	(1)	Danske Bank A/S, 5.375%, 01/12/2024	372,143	0.1

		France: 0.7%
215,000	(1),(2)	BNP Paribas SA, 3.052%, 01/13/2031	229,811	0.0
1,200,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	1,257,702	0.3
335,000	(1)	BPCE SA, 2.700%, 10/01/2029	356,149	0.1
728,000	(1)	BPCE SA, 5.150%, 07/21/2024	810,035	0.2
250,000	(1)	BPCE SA, 5.700%, 10/22/2023	276,259	0.1
			2,929,956	0.7

		Hong Kong: 0.1%
400,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	413,341	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

CORPORATE BONDS/NOTES: (continued)
		India: 0.3%
300,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	316,757	0.1
300,000	(1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	305,658	0.1
200,000	(1),(2)	Network i2i Ltd., 3.975%, 12/31/2199	198,671	0.0
500,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	548,154	0.1
			1,369,240	0.3

		Indonesia: 0.7%
200,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	216,279	0.0
300,000	(1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	301,704	0.1
350,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	337,394	0.1
400,000	(3)	Pertamina Persero PT, 3.100%, 08/27/2030	413,723	0.1
225,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	241,895	0.0
750,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	796,631	0.2
425,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	493,997	0.1
225,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	262,081	0.1
			3,063,704	0.7

		Ireland: 0.1%
430,000		STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	447,001	0.1

		Israel: 0.1%
325,000	(1),(2)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	326,914	0.1

		Italy: 0.1%
340,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	457,208	0.1

		Japan: 0.4%
200,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	208,777	0.0
255,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	275,821	0.1
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	210,503	0.1
766,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	858,133	0.2
			1,553,234	0.4

		Kazakhstan: 0.4%
200,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	200,070	0.0
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	769,973	0.2
275,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	327,973	0.1
325,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	332,488	0.1
			1,630,504	0.4

		Kuwait: 0.1%
200,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	203,196	0.0
200,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	208,397	0.1
			411,593	0.1

		Malaysia: 0.0%
200,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	201,452	0.0

		Mexico: 1.0%
700,000	(1)	Alpek SAB de CV, 3.250%, 02/25/2031	712,162	0.2
300,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	330,312	0.1
400,000	(1)	Cemex SAB de CV, 3.875%, 07/11/2031	414,926	0.1
200,000	(1),(2)	Cemex SAB de CV, 5.125%, 12/31/2199	210,212	0.0
675,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	740,624	0.2
400,000	(1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	391,330	0.1
200,000		Petroleos Mexicanos, 4.500%, 01/23/2026	202,890	0.0
200,000		Petroleos Mexicanos, 5.500%, 06/27/2044	164,556	0.0
600,000		Petroleos Mexicanos, 5.950%, 01/28/2031	590,550	0.1
275,000	(1)	Petroleos Mexicanos, 6.875%, 10/16/2025	303,171	0.1
200,000		Petroleos Mexicanos, 6.875%, 08/04/2026	220,366	0.1
			4,281,099	1.0

		Netherlands: 0.6%
250,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	280,532	0.0
355,000		ING Groep NV, 4.050%, 04/09/2029	412,589	0.1
530,000	(1)	OCI NV, 4.625%, 10/15/2025	548,828	0.1
696,000		Shell International Finance BV, 3.250%, 05/11/2025	758,995	0.2
300,000		Shell International Finance BV, 4.000%, 05/10/2046	359,956	0.1
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	308,294	0.1
			2,669,194	0.6

		Norway: 0.0%
56,000		Equinor ASA, 3.125%, 04/06/2030	62,069	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

		Panama: 0.3%
500,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	518,627	0.1
500,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	484,368	0.1
275,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	279,481	0.1
			1,282,476	0.3

		Peru: 0.7%
375,000	(1),(2)	Banco de Credito del Peru, 3.125%, 07/01/2030	366,937	0.1
450,000	(1),(2)	Banco de Credito del Peru, 3.250%, 09/30/2031	437,819	0.1
450,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	457,614	0.1
300,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	295,656	0.1
225,000		Inkia Energy Ltd., 5.875%, 11/09/2027	230,310	0.0
675,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	661,780	0.1
300,000		Kallpa Generacion SA, 4.125%, 08/16/2027	306,816	0.1
375,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	388,184	0.1
			3,145,116	0.7

		Qatar: 0.2%
275,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	282,571	0.1
400,000	(1)	Qatar Petroleum, 3.125%, 07/12/2041	415,591	0.1
			698,162	0.2

		Russia: 0.6%
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	269,250	0.1
500,000	(1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	491,108	0.1
450,000	(1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	449,403	0.1
325,000	(1),(2)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	339,649	0.1
300,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	321,265	0.1
250,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	260,774	0.0
300,000	(1)	Sibur Securities DAC, 2.950%, 07/08/2025	307,500	0.1
			2,438,949	0.6

		Saudi Arabia: 0.2%
275,000	(1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	282,399	0.1
200,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	198,450	0.1
200,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	196,102	0.0
			676,951	0.2

		Singapore: 0.1%
365,000	(1),(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	367,393	0.1

		South Africa: 0.1%
300,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	325,972	0.1
200,000		Sasol Financing USA LLC, 5.500%, 03/18/2031	208,800	0.0
			534,772	0.1

		South Korea: 0.2%
275,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	277,761	0.1
300,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	317,060	0.1
200,000	(1),(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	197,804	0.0
			792,625	0.2

		Switzerland: 0.7%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	503,766	0.1
1,000,000	(1),(2)	Credit Suisse Group AG, 2.997%, 12/14/2023	1,032,130	0.2
604,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	645,342	0.2
1,000,000	(1),(2)	UBS Group AG, 1.008%, 07/30/2024	1,007,711	0.2
			3,188,949	0.7

		Thailand: 0.2%
500,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	528,627	0.1
450,000	(1)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	462,960	0.1
			991,587	0.2

		Turkey: 0.3%
275,000	(1)	Akbank TAS, 6.800%, 02/06/2026	291,988	0.1
250,000	(1)	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 06/29/2028	255,783	0.0
300,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	308,687	0.1
400,000	(1),(2)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	419,090	0.1
			1,275,548	0.3

		United Arab Emirates: 0.3%
300,000	(1)	Abu Dhabi National Energy Co. PJSC, 2.000%, 04/29/2028	303,622	0.1
300,000		DP World Crescent Ltd., 4.848%, 09/26/2028	345,145	0.1
350,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	347,417	0.1
300,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	302,795	0.0
			1,298,979	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

		United Kingdom: 1.5%
600,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	649,480	0.1
241,000	(1)	BAE Systems PLC, 3.400%, 04/15/2030	266,665	0.1
500,000	(2)	HSBC Holdings PLC, 3.803%, 03/11/2025	537,697	0.1
1,490,000	(2)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,682,531	0.4
250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	283,137	0.1
316,000	(2)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	325,529	0.1
240,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	257,883	0.1
200,000	(2)	Natwest Group PLC, 4.519%, 06/25/2024	214,220	0.0
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	217,978	0.0
750,000	(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	750,736	0.2
497,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	500,226	0.1
300,000	(1)	Royalty Pharma PLC, 3.550%, 09/02/2050	305,026	0.1
500,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	511,230	0.1
			6,502,338	1.5

		United States: 23.5%
120,000		AbbVie, Inc., 3.200%, 11/21/2029	131,876	0.0
750,000		AbbVie, Inc., 3.800%, 03/15/2025	822,199	0.2
43,000		AbbVie, Inc., 4.050%, 11/21/2039	50,811	0.0
361,000		AbbVie, Inc., 4.300%, 05/14/2036	436,662	0.1
225,000	(1)	Academy Ltd., 6.000%, 11/15/2027	242,395	0.1
550,000		Activision Blizzard, Inc., 3.400%, 09/15/2026	609,799	0.1
322,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	361,489	0.1
381,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	417,472	0.1
59,000		Aetna, Inc., 2.800%, 06/15/2023	61,368	0.0
345,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	348,936	0.1
160,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	171,431	0.0
400,000		Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	398,895	0.1
230,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	229,465	0.1
250,000		Altria Group, Inc., 4.500%, 05/02/2043	274,316	0.1
130,000		Altria Group, Inc., 4.800%, 02/14/2029	152,300	0.0
386,000		Amazon.com, Inc., 2.100%, 05/12/2031	399,221	0.1
423,000		Amazon.com, Inc., 2.875%, 05/12/2041	446,051	0.1
287,716		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	284,548	0.1
47,997		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	48,316	0.0
31,480		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	30,733	0.0
74,151		American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	72,595	0.0
112,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	117,527	0.0
79,000		American International Group, Inc., 4.250%, 03/15/2029	92,060	0.0
50,000		American International Group, Inc., 4.500%, 07/16/2044	62,669	0.0
579,000		American International Group, Inc., 4.750%, 04/01/2048	759,984	0.2
655,000		American Tower Corp., 2.750%, 01/15/2027	698,214	0.2
200,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	220,942	0.1
107,000		AmerisourceBergen Corp., 4.300%, 12/15/2047	127,453	0.0
330,000		Amgen, Inc., 3.200%, 11/02/2027	364,804	0.1
105,000	(1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	107,999	0.0
100,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	104,468	0.0
250,000		Amphenol Corp., 2.800%, 02/15/2030	268,318	0.1
465,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	465,037	0.1
297,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	381,477	0.1
310,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	373,229	0.1
250,000		Anthem, Inc., 3.700%, 09/15/2049	286,317	0.1
435,000		Apache Corp., 5.100%, 09/01/2040	467,160	0.1
250,000		Apple, Inc., 2.650%, 05/11/2050	247,237	0.1
710,000		Apple, Inc., 2.650%, 02/08/2051	709,104	0.2
100,000		Apple, Inc., 2.700%, 08/05/2051	100,542	0.0
120,000		Apple, Inc., 2.850%, 08/05/2061	120,521	0.0
439,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	465,406	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

385,000		Assurant, Inc., 2.650%, 01/15/2032	390,275	0.1
125,000		AT&T, Inc., 2.750%, 06/01/2031	131,697	0.0
71,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	73,540	0.0
568,000		AT&T, Inc., 4.300%, 02/15/2030	662,770	0.2
316,000	(1),(3)	Athene Global Funding, 2.800%, 05/26/2023	329,239	0.1
250,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	269,426	0.1
400,000	(2)	Bank of America Corp., 1.197%, 10/24/2026	399,712	0.1
398,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	405,105	0.1
246,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	242,238	0.1
224,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	226,536	0.1
679,000	(2)	Bank of America Corp., 2.496%, 02/13/2031	700,698	0.2
933,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	974,429	0.2
236,000	(2)	Bank of America Corp., 3.311%, 04/22/2042	254,287	0.1
162,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	178,123	0.0
250,000	(2)	Bank of America Corp., 3.458%, 03/15/2025	267,026	0.1
465,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	494,871	0.1
200,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	242,726	0.1
316,000		Bank of America Corp., 4.183%, 11/25/2027	356,311	0.1
125,000	(2)	Bank of America Corp., 4.330%, 03/15/2050	156,528	0.0
183,000		BAT Capital Corp., 2.259%, 03/25/2028	184,339	0.0
445,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	419,372	0.1
200,000		Becton Dickinson and Co., 3.363%, 06/06/2024	214,331	0.1
600,000	(1)	Berry Global, Inc., 1.650%, 01/15/2027	601,461	0.1
250,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	263,615	0.1
125,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	125,753	0.0
500,000		Boeing Co/The, 3.625%, 02/01/2031	545,929	0.1
99,000		Boeing Co/The, 5.150%, 05/01/2030	118,038	0.0
79,000		Boston Scientific Corp., 4.000%, 03/01/2029	91,194	0.0
56,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	55,462	0.0
766,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	813,175	0.2
221,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	246,225	0.1
125,000		Brookfield Finance LLC, 3.450%, 04/15/2050	133,000	0.0
175,000	(1)	Builders FirstSource, Inc., 4.250%, 02/01/2032	179,156	0.0
320,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	341,046	0.1
340,000		Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	349,178	0.1
149,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	178,522	0.0
210,000		CBRE Services, Inc., 2.500%, 04/01/2031	215,836	0.1
250,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	251,525	0.1
225,000		Centene Corp., 3.375%, 02/15/2030	235,072	0.1
205,000		Centene Corp., 4.625%, 12/15/2029	224,926	0.1
365,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	423,899	0.1
450,000		Central Garden & Pet Co., 4.125%, 10/15/2030	465,068	0.1
500,000		Cigna Corp., 3.050%, 10/15/2027	544,786	0.1
320,000		Cigna Corp., 3.200%, 03/15/2040	341,579	0.1
125,000		Cigna Corp., 3.400%, 03/15/2050	135,177	0.0
297,000		Cigna Corp., 4.375%, 10/15/2028	349,721	0.1
250,000		Cigna Corp., 4.500%, 02/25/2026	285,821	0.1
300,000		Cigna Corp., 4.800%, 08/15/2038	380,957	0.1
305,000		Citigroup, Inc., 4.125%, 07/25/2028	346,599	0.1
480,000		Citigroup, Inc., 4.000%, 08/05/2024	523,425	0.1
491,000		Citigroup, Inc., 5.500%, 09/13/2025	574,572	0.1
321,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	348,314	0.1
500,000		Comcast Corp., 2.350%, 01/15/2027	529,778	0.1
250,000		Comcast Corp., 3.750%, 04/01/2040	290,503	0.1
400,000		Comcast Corp., 4.150%, 10/15/2028	465,697	0.1
115,000		Comcast Corp., 4.250%, 01/15/2033	138,727	0.0
90,000		Comcast Corp., 5.650%, 06/15/2035	123,596	0.0
265,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	268,458	0.1
159,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	205,827	0.0
475,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	486,236	0.1
79,000		Crown Castle International Corp., 4.150%, 07/01/2050	92,679	0.0
400,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	417,438	0.1
105,000		CSX Corp., 4.500%, 08/01/2054	136,766	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

136,000		Cummins, Inc., 1.500%, 09/01/2030	132,994	0.0
169,000		CVS Health Corp., 1.750%, 08/21/2030	165,756	0.0
500,000		CVS Health Corp., 3.250%, 08/15/2029	550,432	0.1
250,000		CVS Health Corp., 4.125%, 04/01/2040	296,604	0.1
717,000		CVS Health Corp., 4.300%, 03/25/2028	830,864	0.2
150,000		Dana, Inc., 5.375%, 11/15/2027	159,090	0.0
290,000		Dana, Inc., 5.625%, 06/15/2028	312,679	0.1
195,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	189,617	0.0
245,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	253,575	0.1
176,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	211,970	0.1
148,651		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	152,552	0.0
135,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	145,202	0.0
355,000		Discovery Communications LLC, 5.300%, 05/15/2049	458,162	0.1
250,000	(1)	DISH DBS Corp., 5.125%, 06/01/2029	248,150	0.1
35,000		Dollar General Corp., 3.500%, 04/03/2030	39,277	0.0
180,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	192,915	0.0
786,000	(3)	Dow Chemical Co/The, 2.100%, 11/15/2030	795,923	0.2
34,000		Dow Chemical Co/The, 5.550%, 11/30/2048	49,119	0.0
340,000		DTE Electric Co., 2.250%, 03/01/2030	354,945	0.1
146,000		DTE Electric Co., 4.300%, 07/01/2044	184,640	0.0
250,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	272,616	0.1
250,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	271,936	0.1
120,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	130,702	0.0
140,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	162,216	0.0
1,000,000		Duke Energy Corp., 2.650%, 09/01/2026	1,066,296	0.2
455,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	465,167	0.1
286,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	306,524	0.1
134,000		Energy Transfer L.P., 4.250%, 04/01/2024	144,273	0.0
969,000		Energy Transfer L.P., 4.900%, 02/01/2024	1,054,313	0.2
500,000		Energy Transfer L.P., 5.400%, 10/01/2047	604,334	0.1
200,000		Entergy Corp., 2.800%, 06/15/2030	212,216	0.1
200,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	204,217	0.0
151,000		Essential Utilities, Inc., 2.704%, 04/15/2030	160,061	0.0
162,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	177,132	0.0
97,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	117,683	0.0
318,000		Exxon Mobil Corp., 2.610%, 10/15/2030	341,325	0.1
85,000		Exxon Mobil Corp., 2.995%, 08/16/2039	89,628	0.0
198,000		Exxon Mobil Corp., 3.452%, 04/15/2051	221,780	0.1
108,000		FedEx Corp., 4.050%, 02/15/2048	126,238	0.0
79,000		FedEx Corp., 5.250%, 05/15/2050	110,672	0.0
316,000		Fiserv, Inc., 3.200%, 07/01/2026	343,956	0.1
141,000		Florida Power & Light Co., 4.125%, 02/01/2042	176,411	0.0
200,000		FMC Corp., 3.200%, 10/01/2026	216,877	0.1
200,000		Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	211,774	0.0
200,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	226,729	0.1
435,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	469,811	0.1
205,000	(1)	GCI LLC, 4.750%, 10/15/2028	213,718	0.1
420,000		General Dynamics Corp., 3.500%, 04/01/2027	470,474	0.1
193,000		General Electric Co., 3.625%, 05/01/2030	218,241	0.1
91,000		General Electric Co., 6.750%, 03/15/2032	126,960	0.0
316,000		General Mills, Inc., 2.875%, 04/15/2030	340,385	0.1
382,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	424,315	0.1
430,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	460,825	0.1
475,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	471,528	0.1
435,000	(1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	441,416	0.1
1,035,000		HCA, Inc., 4.125%, 06/15/2029	1,182,194	0.3
200,000		HCA, Inc., 5.250%, 04/15/2025	229,681	0.1
280,000		HCA, Inc., 5.250%, 06/15/2026	326,405	0.1
195,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	211,944	0.1
375,000		Hess Corp., 5.600%, 02/15/2041	470,477	0.1
535,000		Hormel Foods Corp., 1.700%, 06/03/2028	544,585	0.1
500,000	(1)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	522,327	0.1
250,000	(1)	Infor, Inc., 1.750%, 07/15/2025	256,938	0.1
470,000	(1)	Ingevity Corp., 3.875%, 11/01/2028	470,674	0.1
416,000		Intel Corp., 3.250%, 11/15/2049	447,641	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

79,000		Intel Corp., 4.750%, 03/25/2050	105,968	0.0
88,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	89,055	0.0
250,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	285,176	0.1
490,000	(1)	J2 Global, Inc., 4.625%, 10/15/2030	521,255	0.1
333,000		Johnson & Johnson, 0.950%, 09/01/2027	330,424	0.1
50,000		Johnson & Johnson, 3.625%, 03/03/2037	59,459	0.0
520,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	526,409	0.1
172,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	169,770	0.0
250,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	258,468	0.1
213,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	221,771	0.1
998,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	1,079,090	0.3
155,000	(2)	JPMorgan Chase & Co., 3.157%, 04/22/2042	165,302	0.0
1,250,000	(2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,395,884	0.3
500,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	544,582	0.1
129,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	153,124	0.0
229,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	274,130	0.1
530,000	(2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	560,806	0.1
193,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	205,435	0.0
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	249,147	0.1
215,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	255,707	0.1
170,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	250,324	0.1
126,000		Kroger Co/The, 4.650%, 01/15/2048	158,825	0.0
395,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	394,012	0.1
200,000	(1)	Mars, Inc., 2.375%, 07/16/2040	195,984	0.0
450,000	(1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	471,854	0.1
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	456,963	0.1
190,000		MGM Resorts International, 5.500%, 04/15/2027	206,711	0.0
250,000		Mississippi Power Co., 4.250%, 03/15/2042	304,391	0.1
316,000		Mondelez International, Inc., 2.750%, 04/13/2030	337,668	0.1
250,000	(2)	Morgan Stanley, 0.560%, 11/10/2023	250,497	0.1
817,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	829,626	0.2
245,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	247,347	0.1
750,000		Morgan Stanley, 3.125%, 07/27/2026	816,691	0.2
900,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	1,013,391	0.2
545,000		Morgan Stanley, 4.100%, 05/22/2023	580,210	0.1
500,000		Morgan Stanley, 4.875%, 11/01/2022	527,520	0.1
600,000		Mosaic Co/The, 3.250%, 11/15/2022	620,488	0.1
398,000		MPLX L.P., 4.000%, 03/15/2028	447,366	0.1
460,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	472,650	0.1
500,000		Mylan, Inc., 4.200%, 11/29/2023	536,476	0.1
200,000		Mylan, Inc., 5.200%, 04/15/2048	252,040	0.1
310,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	357,569	0.1
220,000		Navient Corp., 5.000%, 03/15/2027	229,087	0.1
53,000		Newmont Corp., 3.700%, 03/15/2023	55,277	0.0
193,000		Northern States Power Co/MN, 3.600%, 09/15/2047	226,673	0.1
435,000	(1)	Novelis Corp., 4.750%, 01/30/2030	463,777	0.1
35,000	(1)	NRG Energy, Inc., 3.375%, 02/15/2029	34,913	0.0
185,000	(1)	NRG Energy, Inc., 3.625%, 02/15/2031	186,651	0.0
533,000		NVIDIA Corp., 1.550%, 06/15/2028	537,600	0.1
455,000	(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	474,556	0.1
65,000		ONEOK, Inc., 3.100%, 03/15/2030	68,874	0.0
316,000		Oracle Corp., 2.800%, 04/01/2027	338,275	0.1
504,000		Oracle Corp., 2.950%, 05/15/2025	538,309	0.1
145,000		Oracle Corp., 3.950%, 03/25/2051	161,710	0.0
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	54,357	0.0
115,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	134,956	0.0
500,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	513,358	0.1
195,000		Owl Rock Capital Corp., 3.400%, 07/15/2026	205,111	0.0
35,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	33,949	0.0
28,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	26,605	0.0
47,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	47,007	0.0
200,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	217,942	0.1
238,000		PECO Energy Co., 4.150%, 10/01/2044	300,675	0.1
84,000		Phillips 66, 3.850%, 04/09/2025	92,503	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

435,000	(1)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	463,136	0.1
301,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	322,124	0.1
210,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	228,115	0.1
500,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	549,128	0.1
281,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	317,451	0.1
110,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	112,210	0.0
320,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	342,837	0.1
520,000	(1)	Prestige Brands, Inc., 3.750%, 04/01/2031	515,221	0.1
525,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	525,656	0.1
65,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	71,005	0.0
230,000	(1)	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.875%, 03/01/2031	235,152	0.1
205,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	216,095	0.1
285,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	364,302	0.1
210,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	203,269	0.0
250,000		Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	235,939	0.1
150,000		RELX Capital, Inc., 3.000%, 05/22/2030	162,146	0.0
295,000		Reynolds American, Inc., 5.850%, 08/15/2045	369,311	0.1
250,000		Reynolds American, Inc., 6.150%, 09/15/2043	319,979	0.1
150,000		Roper Technologies, Inc., 1.750%, 02/15/2031	146,964	0.0
33,000		Ross Stores, Inc., 4.700%, 04/15/2027	38,542	0.0
291,000		salesforce.com, Inc., 1.950%, 07/15/2031	296,524	0.1
338,000		salesforce.com, Inc., 2.700%, 07/15/2041	346,121	0.1
430,000	(1)	Seagate HDD Cayman, 3.375%, 07/15/2031	424,389	0.1
185,000	(1)	Sealed Air Corp., 4.000%, 12/01/2027	197,719	0.0
114,000		Selective Insurance Group, Inc., 5.375%, 03/01/2049	146,781	0.0
455,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	459,084	0.1
700,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	763,396	0.2
455,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	472,643	0.1
460,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	459,395	0.1
430,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	471,523	0.1
60,000		Southern California Edison Co., 3.650%, 02/01/2050	61,403	0.0
365,000		Sprint Nextel Corp., 6.875%, 11/15/2028	471,346	0.1
220,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	213,619	0.1
320,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	330,035	0.1
240,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	242,902	0.1
220,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	233,944	0.1
150,000		TEGNA, Inc., 4.625%, 03/15/2028	154,745	0.0
295,000		TEGNA, Inc., 5.000%, 09/15/2029	308,704	0.1
235,000	(1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	241,331	0.1
500,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	510,625	0.1
299,000		Time Warner Cable LLC, 5.875%, 11/15/2040	392,203	0.1
600,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	614,607	0.1
385,000		T-Mobile USA, Inc., 3.000%, 02/15/2041	388,122	0.1
800,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	893,404	0.2
79,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	89,469	0.0
300,000		UDR, Inc., 2.100%, 08/01/2032	295,516	0.1
220,000		United Rentals North America, Inc., 4.000%, 07/15/2030	228,830	0.1
215,000		United Rentals North America, Inc., 4.875%, 01/15/2028	227,336	0.1
713,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	742,169	0.2
357,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	383,254	0.1
122,611		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	129,255	0.0
18,378		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	18,624	0.0
300,000		Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	332,964	0.1
465,000	(1)	Valvoline, Inc., 3.625%, 06/15/2031	463,649	0.1
125,000		Verizon Communications, Inc., 2.650%, 11/20/2040	122,550	0.0
227,000		Verizon Communications, Inc., 3.400%, 03/22/2041	245,881	0.1
228,000		Verizon Communications, Inc., 3.550%, 03/22/2051	248,858	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

335,000		Verizon Communications, Inc., 3.700%, 03/22/2061	371,436	0.1
250,000		Verizon Communications, Inc., 4.125%, 03/16/2027	286,602	0.1
175,000		Verizon Communications, Inc., 4.125%, 08/15/2046	208,773	0.0
200,000		Verizon Communications, Inc., 4.812%, 03/15/2039	257,553	0.1
615,000		ViacomCBS, Inc., 3.700%, 08/15/2024	664,472	0.2
445,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	462,965	0.1
225,000		VMware, Inc., 1.400%, 08/15/2026	225,932	0.1
100,000		VMware, Inc., 1.800%, 08/15/2028	100,411	0.0
351,000		Walmart, Inc., 3.700%, 06/26/2028	403,517	0.1
350,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	366,152	0.1
100,000		Wells Fargo & Co., 3.000%, 10/23/2026	108,457	0.0
143,000		Welltower, Inc., 4.125%, 03/15/2029	164,986	0.0
500,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	552,518	0.1
450,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	465,737	0.1
173,000		XLIT Ltd., 5.500%, 03/31/2045	239,666	0.1
470,000	(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	468,238	0.1
			100,220,389	23.5

		Total Corporate Bonds/Notes
		(Cost $150,626,512)	156,877,423	36.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.1%
		United States: 14.1%
330,140	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.182%, 05/25/2036	322,102	0.1
316,863		Alternative Loan Trust 2005-51 3A2A, 1.397%, (12MTA + 1.290%), 11/20/2035	297,997	0.1
112,899		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	76,231	0.0
170,594		Alternative Loan Trust 2007-23CB A3, 0.589%, (US0001M + 0.500%), 09/25/2037	73,367	0.0
379,302		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	277,488	0.1
367,322		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	368,571	0.1
78,537		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.589%, (US0001M + 0.500%), 11/25/2035	42,814	0.0
158,491		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.809%, (US0001M + 0.720%), 11/25/2035	156,880	0.0
242,929	(1),(2)	CSMC Trust 2015-2 B3, 3.907%, 02/25/2045	247,277	0.1
176,576	(1),(2)	CSMC Trust 2015-3 B1, 3.881%, 03/25/2045	178,716	0.0
3,771,816	(4)	Fannie Mae 2005-18 SC, 4.561%, (-1.000*US0001M + 4.650%), 03/25/2035	511,084	0.1
941,171	(4)	Fannie Mae 2008-41 S, 6.711%, (-1.000*US0001M + 6.800%), 11/25/2036	247,406	0.1
2,718,059	(4)	Fannie Mae 2009-106 SA, 6.161%, (-1.000*US0001M + 6.250%), 01/25/2040	557,141	0.1
293,864		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.739%, (US0001M + 3.650%), 09/25/2029	303,702	0.1
444,252		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.089%, (US0001M + 3.000%), 10/25/2029	456,789	0.1
360,198		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.589%, (US0001M + 2.500%), 05/25/2030	364,341	0.1
332,013		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.089%, (US0001M + 2.000%), 03/25/2031	335,055	0.1
198,297	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.389%, (US0001M + 2.300%), 08/25/2031	199,897	0.1
328,777	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.489%, (US0001M + 2.400%), 04/25/2031	330,794	0.1
120,811	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.539%, (US0001M + 2.450%), 07/25/2031	121,517	0.0
252,319	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.189%, (US0001M + 2.100%), 09/25/2039	253,395	0.1
730,770	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.139%, (US0001M + 2.050%), 01/25/2040	735,121	0.2
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.739%, (US0001M + 3.650%), 02/25/2040	1,036,619	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

114,389		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	131,773	0.0
116,039		Fannie Mae REMIC Trust 2005-74 DK, 23.643%, (-4.000*US0001M + 24.000%), 07/25/2035	181,263	0.1
110,974		Fannie Mae REMIC Trust 2006-104 ES, 33.004%, (-5.000*US0001M + 33.450%), 11/25/2036	219,557	0.1
1,394,700	(4)	Fannie Mae REMIC Trust 2007-36 SN, 6.681%, (-1.000*US0001M + 6.770%), 04/25/2037	296,560	0.1
91,466		Fannie Mae REMIC Trust 2007-55 DS, 14.777%, (-2.500*US0001M + 15.000%), 06/25/2037	116,606	0.0
726,571	(4)	Fannie Mae REMIC Trust 2008-53 FI, 6.011%, (-1.000*US0001M + 6.100%), 07/25/2038	116,857	0.0
711,734	(4)	Fannie Mae REMIC Trust 2008-58 SM, 6.011%, (-1.000*US0001M + 6.100%), 07/25/2038	136,928	0.0
147,528		Fannie Mae REMIC Trust 2009-66 SL, 15.499%, (-3.333*US0001M + 15.833%), 09/25/2039	271,932	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 15.666%, (-3.333*US0001M + 16.000%), 09/25/2039	173,365	0.0
3,843,912	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.981%, (-1.000*US0001M + 6.070%), 11/25/2040	688,267	0.2
3,799,895	(4)	Fannie Mae REMIC Trust 2011-55 SK, 6.471%, (-1.000*US0001M + 6.560%), 06/25/2041	891,627	0.2
1,615,085	(4)	Fannie Mae REMIC Trust 2011-86 NS, 5.861%, (-1.000*US0001M + 5.950%), 09/25/2041	284,722	0.1
210,897	(4)	Fannie Mae REMIC Trust 2012-10 US, 6.361%, (-1.000*US0001M + 6.450%), 02/25/2042	40,949	0.0
1,415,592	(4)	Fannie Mae REMIC Trust 2012-24 HS, 6.461%, (-1.000*US0001M + 6.550%), 09/25/2040	158,239	0.0
863,863	(4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	66,736	0.0
1,426,105		Fannie Mae REMICS 2013-126 ZA, 4.000%, 07/25/2032	1,462,194	0.3
19,369,632	(4)	Fannie Mae REMICS 2015-58 KI, 6.000%, 03/25/2037	4,016,357	0.9
17,308,525	(4)	Fannie Mae REMICS 2016-54 SL, 5.911%, (-1.000*US0001M + 6.000%), 08/25/2046	3,695,211	0.9
649,101	(4)	Fannie Mae Series 2007-9 SE, 5.991%, (-1.000*US0001M + 6.080%), 03/25/2037	120,472	0.0
983,181	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	92,133	0.0
932,305	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.056%, 04/25/2048	944,618	0.2
196,134	(4)	Freddie Mac REMIC Trust 2303 SY, 8.607%, (-1.000*US0001M + 8.700%), 04/15/2031	45,649	0.0
1,091,799	(4)	Freddie Mac REMIC Trust 2989 GU, 6.907%, (-1.000*US0001M + 7.000%), 02/15/2033	223,415	0.1
955,608	(4)	Freddie Mac REMIC Trust 3271 SB, 5.957%, (-1.000*US0001M + 6.050%), 02/15/2037	178,343	0.0
3,166,615	(4)	Freddie Mac REMIC Trust 3424 HI, 5.807%, (-1.000*US0001M + 5.900%), 04/15/2038	715,132	0.2
709,340	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	93,679	0.0
3,924,679	(4)	Freddie Mac REMIC Trust 3856 KS, 6.457%, (-1.000*US0001M + 6.550%), 05/15/2041	711,214	0.2
875,682	(4)	Freddie Mac REMIC Trust 3925 SD, 5.957%, (-1.000*US0001M + 6.050%), 07/15/2040	92,985	0.0
590,854	(4)	Freddie Mac REMIC Trust 3946 SE, 6.557%, (-1.000*US0001M + 6.650%), 02/15/2041	29,462	0.0
1,421,286	(4)	Freddie Mac REMIC Trust 4077 SM, 6.607%, (-1.000*US0001M + 6.700%), 08/15/2040	92,195	0.0
824,933	(4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	76,904	0.0
1,342,108	(4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	192,230	0.1
1,996,444	(4)	Freddie Mac REMICS 3693 SC, 6.407%, (-1.000*US0001M + 6.500%), 07/15/2040	442,052	0.1
2,115,300		Freddie Mac REMICS 3792 DS, 6.507%, (-1.000*US0001M + 6.600%), 11/15/2040	130,507	0.0
1,737,713	(4)	Freddie Mac REMICS 4040 SW, 6.537%, (-1.000*US0001M + 6.630%), 05/15/2032	332,769	0.1
2,018,030	(4)	Freddie Mac REMICS 4623 MS, 5.907%, (-1.000*US0001M + 6.000%), 10/15/2046	431,934	0.1
2,269,599		Freddie Mac REMICS 4800 MZ, 4.000%, 06/15/2048	2,417,470	0.6

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

1,641,016		Freddie Mac REMICS 4879 ZA, 4.000%, 05/15/2049	1,798,684	0.4
283,691	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.939%, (US0001M + 1.850%), 09/25/2049	284,880	0.1
435,642	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 1.989%, (US0001M + 1.900%), 01/25/2050	437,281	0.1
482,563	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.189%, (US0001M + 3.100%), 03/25/2050	489,707	0.1
235,239	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.689%, (US0001M + 3.600%), 07/25/2050	237,166	0.1
325,317	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.139%, (US0001M + 2.050%), 07/25/2049	328,984	0.1
271,643	(2),(4)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	28,834	0.0
734,048	(2),(4)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	76,991	0.0
5,357,113	(4)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	525,396	0.1
10,418,741	(4)	Freddie Mac Strips 351 C22, 3.500%, 02/15/2046	1,635,165	0.4
8,638,575	(4)	Freddie Mac Strips 351 C23, 4.000%, 02/15/2046	1,465,251	0.4
2,164,406	(2),(4)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	134,000	0.0
2,633,633	(2),(4)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	202,255	0.1
1,690,173	(2),(4)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	178,179	0.0
4,956,528	(2),(4)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	642,852	0.2
9,136,652	(2),(4)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	1,066,853	0.3
165,535		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 3.989%, (US0001M + 3.900%), 12/25/2027	167,526	0.0
1,250,132		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.889%, (US0001M + 3.800%), 03/25/2029	1,295,653	0.3
544,855		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.739%, (US0001M + 2.650%), 12/25/2029	554,124	0.1
29,558	(2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.632%, 10/25/2046	29,873	0.0
900,000	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	924,829	0.2
236,426		Ginnie Mae Series 2007-8 SP, 21.777%, (-3.242*US0001M + 22.048%), 03/20/2037	386,578	0.1
19,107,352	(4)	Ginnie Mae Series 2009-106 CM, 6.509%, (-1.000*US0001M + 6.600%), 01/16/2034	2,648,336	0.6
1,403,258	(4)	Ginnie Mae Series 2010-116 NS, 6.559%, (-1.000*US0001M + 6.650%), 09/16/2040	253,607	0.1
261,335	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	21,213	0.0
1,722,449	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	93,057	0.0
292,463	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	9,557	0.0
1,219,614	(4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	170,813	0.0
769,321	(4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	42,986	0.0
15,205,989	(4)	Ginnie Mae Series 2015-10 IX, 4.500%, 01/20/2045	2,709,368	0.6
1,753,197	(4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	123,167	0.0
5,492,921	(4)	Ginnie Mae Series 2016-161 CI, 5.500%, 11/20/2046	1,075,596	0.3
9,874,553	(4)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	1,195,032	0.3
296,437		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.509%, (US0001M + 0.210%), 04/25/2036	290,454	0.1
38,187	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	38,377	0.0
60,193	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	61,062	0.0
975,243	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	990,396	0.2
98,650	(1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	100,134	0.0
358,322	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.717%, 08/25/2047	371,145	0.1
944,205	(1),(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	958,242	0.2
125,037	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	127,371	0.0
208,395	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	212,977	0.1
30,611	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	30,871	0.0
143,734	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	145,355	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

150,295	(1),(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	152,832	0.0
342,677	(1),(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.664%, 12/25/2050	359,654	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/01/2051	1,029,950	0.2
253,777		Lehman XS Trust Series 2005-5N 1A2, 0.449%, (US0001M + 0.360%), 11/25/2035	239,465	0.1
396,042	(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	401,905	0.1
130,549	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	132,550	0.0
356,517	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	362,622	0.1
1,071,408	(1),(2)	RCKT Mortgage Trust 2021-1 A1, 2.500%, 03/25/2051	1,098,574	0.3
134,339	(1),(2)	Sequoia Mortgage Trust 2014-3 B3, 3.987%, 10/25/2044	136,960	0.0
79,854	(1),(2)	Sequoia Mortgage Trust 2016-3 A11, 3.000%, 11/25/2046	80,083	0.0
70,661	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	71,579	0.0
300,000	(1),(2)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	310,907	0.1
5,695	(2),(5)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	5,705	0.0
1,000,000	(1),(2)	Verus Securitization Trust 2021-1 M1, 1.968%, 01/25/2066	996,709	0.2
9,008,252	(2),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.783%, 08/25/2045	402,596	0.1
49,978	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.053%, 10/25/2036	50,243	0.0
170,377	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.955%, 08/25/2046	169,661	0.0
358,616	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.996%, 12/25/2036	359,628	0.1
119,548	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.718%, 04/25/2037	113,853	0.0
488,218		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	473,843	0.1
102,720		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.519%, (US0001M + 0.430%), 06/25/2037	82,135	0.0
476,249	(1),(2)	Wells Fargo Mortgage Backed Securities 2021-1 A17 Trust, 2.500%, 12/25/2050	483,949	0.1
394,620	(1),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.768%, 08/20/2045	394,478	0.1

		Total Collateralized Mortgage Obligations
		(Cost $57,805,307)	60,276,668	14.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.2%
		Federal Home Loan Mortgage Corporation: 0.2%(6)
702,569		3.500%,01/01/2048	755,504	0.2
87,123		4.000%,09/01/2045	94,762	0.0
73,614		4.000%,09/01/2045	79,946	0.0
124,820		4.000%,05/01/2046	135,334	0.0
			1,065,546	0.2

		Federal National Mortgage Association: 0.4%(6)
1,435,330		3.500%,03/01/2043	1,566,101	0.4

		Government National Mortgage Association: 2.9%
3,220,000	(7)	2.500%,09/15/2051	3,341,379	0.8
8,450,000	(7)	3.000%,09/15/2051	8,829,590	2.1
114,486		4.500%,08/20/2041	127,621	0.0
15,369		5.500%,03/20/2039	18,093	0.0
			12,316,683	2.9

		Uniform Mortgage-Backed Securities: 4.7%
10,039,000	(7)	2.000%,09/15/2051	10,218,212	2.4
65,651		2.500%,06/01/2030	69,226	0.0
46,119		2.500%,06/01/2030	48,646	0.0
27,999		2.500%,07/01/2030	29,486	0.0
6,439,000	(7)	2.500%,09/15/2051	6,693,793	1.6
171,740		3.500%,06/01/2034	185,833	0.0
600,000	(7)	3.500%,09/15/2051	634,664	0.2
84,510		4.000%,05/01/2045	92,189	0.0
1,393,021		4.000%,04/01/2049	1,509,838	0.4
172,366		4.500%,12/01/2040	190,603	0.0
107,289		4.500%,12/01/2040	119,893	0.0
188,459		5.000%,05/01/2041	215,427	0.1
118,567		5.000%,06/01/2041	134,214	0.0
			20,142,024	4.7

		Total U.S. Government Agency Obligations
		(Cost $34,894,497)	35,090,354	8.2

SOVEREIGN BONDS: 14.8%
		Argentina: 0.1%
1,471,588	(5)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.500% on 0), 07/09/2030	538,601	0.1
172,561	(5)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.125% on 0), 07/09/2035	56,084	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

SOVEREIGN BONDS: (continued)
95,041			Argentine Republic Government International Bond, 1.000%, 07/09/2029	36,686	0.0
				631,371	0.1

			Australia: 0.1%
AUD	837,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	611,222	0.1

			Canada: 0.2%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/2045	957,878	0.2

			China: 5.4%
CNY	50,420,000		China Government Bond, 2.850%, 06/04/2027	7,843,297	1.8
CNY	21,430,000		China Government Bond, 3.130%, 11/21/2029	3,370,831	0.8
CNY	29,170,000		China Government Bond, 3.250%, 06/06/2026	4,631,831	1.1
CNY	34,570,000		China Government Bond, 3.250%, 11/22/2028	5,485,350	1.3
CNY	1,110,000		China Government Bond, 3.290%, 05/23/2029	176,176	0.0
CNY	9,950,000		China Government Bond, 4.080%, 10/22/2048	1,697,624	0.4
				23,205,109	5.4

			Colombia: 0.3%
600,000		(3)	Colombia Government International Bond, 3.000%, 01/30/2030	589,347	0.1
COP	2,551,900,000		Colombian TES, 7.750%, 09/18/2030	693,434	0.2
				1,282,781	0.3

			Croatia: 0.1%
EUR	300,000		Croatia Government International Bond, 1.125%, 06/19/2029	369,663	0.1

			Dominican Republic: 0.3%
925,000		(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	949,984	0.2
200,000		(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	208,002	0.1
200,000		(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	203,300	0.0
				1,361,286	0.3

			Egypt: 0.5%
300,000		(1)	Egypt Government International Bond, 4.550%, 11/20/2023	311,119	0.1
400,000		(1)	Egypt Government International Bond, 5.875%, 02/16/2031	386,100	0.1
600,000			Egypt Government International Bond, 6.588%, 02/21/2028	629,552	0.1
325,000			Egypt Government International Bond, 7.500%, 01/31/2027	361,183	0.1
450,000		(1)	Egypt Government International Bond, 7.625%, 05/29/2032	476,321	0.1
				2,164,275	0.5

			Germany: 0.1%
EUR	120,000		Bundesobligation, -0.640%, 10/08/2021	142,523	0.1
EUR	9,700		Bundesobligation, -0.780%, 04/14/2023	11,662	0.0
EUR	60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	76,885	0.0
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, -0.770%, 08/15/2026	36,999	0.0
EUR	40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	50,991	0.0
				319,060	0.1

			Ghana: 0.1%
450,000		(1)	Ghana Government International Bond, 6.375%, 02/11/2027	443,419	0.1

			Indonesia: 0.3%
IDR	13,833,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	1,077,467	0.2
200,000			Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	230,508	0.1
				1,307,975	0.3

			Italy: 0.5%
EUR	641,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	1,149,896	0.3
EUR	641,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	1,143,482	0.2
				2,293,378	0.5

			Ivory Coast: 0.2%
EUR	200,000	(1)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	240,279	0.1
409,167		(2),(5)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	415,067	0.1
				655,346	0.2

			Jordan: 0.1%
200,000		(1)	Jordan Government International Bond, 5.850%, 07/07/2030	207,690	0.1

			Kenya: 0.1%
250,000		(1)	Kenya Government International Bond, 7.000%, 05/22/2027	273,843	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

		Malaysia: 1.0%
MYR 18,342,000		Malaysia Government Bond, 3.828%, 07/05/2034	4,367,514	1.0

		Mexico: 0.1%
200,000	(3)	Mexico Government International Bond, 3.250%, 04/16/2030	208,702	0.1
200,000		Mexico Government International Bond, 3.750%, 04/19/2071	185,014	0.0
2,000		Mexico Government International Bond, 4.000%, 10/02/2023	2,166	0.0
			395,882	0.1

		Morocco: 0.1%
200,000	(1)	Morocco Government International Bond, 2.375%, 12/15/2027	197,500	0.0
200,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	194,940	0.0
200,000		Morocco Government International Bond, 4.250%, 12/11/2022	209,990	0.1
			602,430	0.1

		Nigeria: 0.1%
200,000		Nigeria Government International Bond, 7.875%, 02/16/2032	214,702	0.1

		Oman: 0.1%
200,000		Oman Government International Bond, 6.000%, 08/01/2029	213,494	0.0
200,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	229,392	0.1
			442,886	0.1

		Panama: 0.2%
200,000		Panama Government International Bond, 3.875%, 03/17/2028	220,679	0.1
315,000		Panama Government International Bond, 6.700%, 01/26/2036	431,331	0.1
			652,010	0.2

		Peru: 0.4%
PEN 4,000,000		Peru Government Bond, 6.350%, 08/12/2028	1,041,781	0.3
200,000		Peruvian Government International Bond, 1.862%, 12/01/2032	183,146	0.1
200,000		Peruvian Government International Bond, 2.780%, 12/01/2060	172,700	0.0
75,000	(3)	Peruvian Government International Bond, 5.625%, 11/18/2050	101,818	0.0
			1,499,445	0.4

		Portugal: 0.6%
EUR 1,664,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	2,442,207	0.6

		Romania: 0.5%
RON 5,510,000		Romania Government Bond, 3.250%, 04/29/2024	1,350,381	0.3
EUR 200,000	(1)	Romanian Government International Bond, 2.625%, 12/02/2040	232,843	0.1
480,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	499,598	0.1
			2,082,822	0.5

		Russia: 0.3%
RUB 47,938,000		Russian Federal Bond - OFZ, 6.900%, 05/23/2029	662,804	0.2
200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	227,388	0.0
400,000	(1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	434,851	0.1
			1,325,043	0.3

		Saudi Arabia: 0.2%
200,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	220,986	0.1
400,000	(1)	Saudi Government International Bond, 2.250%, 02/02/2033	393,199	0.1
200,000	(1)	Saudi Government International Bond, 3.450%, 02/02/2061	200,884	0.0
			815,069	0.2

		South Africa: 0.3%
250,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	258,525	0.1
900,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	953,280	0.2
			1,211,805	0.3

		Spain: 0.8%
EUR 1,284,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,700,192	0.4
EUR 1,092,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,784,713	0.4
			3,484,905	0.8

		Sri Lanka: 0.0%
200,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	127,500	0.0

		Thailand: 0.3%
THB 41,793,000		Thailand Government Bond, 2.875%, 12/17/2028	1,423,591	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

		Turkey: 0.4%
800,000		Turkey Government International Bond, 4.875%, 10/09/2026	790,343	0.2
200,000		Turkey Government International Bond, 5.600%, 11/14/2024	206,679	0.1
461,000		Turkey Government International Bond, 7.375%, 02/05/2025	501,318	0.1
			1,498,340	0.4

		Ukraine: 0.4%
250,000		Ukraine Government International Bond, 7.253%, 03/15/2033	258,435	0.1
525,000		Ukraine Government International Bond, 7.375%, 09/25/2032	547,617	0.1
800,000		Ukraine Government International Bond, 7.750%, 09/01/2025	871,477	0.2
			1,677,529	0.4

		United Kingdom: 0.6%
GBP 700,000		United Kingdom Gilt, 1.750%, 01/22/2049	1,148,914	0.3
GBP 1,100,000		United Kingdom Gilt, 4.000%, 03/07/2022	1,565,335	0.3
			2,714,249	0.6

		Uruguay: 0.0%
75,000		Uruguay Government International Bond, 4.375%, 10/27/2027	86,422	0.0

	Total Sovereign Bonds
	(Cost $60,768,367)		63,148,647	14.8

U.S. TREASURY OBLIGATIONS: 5.3%
		U.S. Treasury Bonds: 0.8%
3,600		1.625%,11/15/2050	3,366	0.0
3,167,000		1.875%,02/15/2051	3,145,474	0.7
310,000		2.250%,05/15/2041	333,081	0.1
			3,481,921	0.8

		U.S. Treasury Notes: 4.5%
3,565,000		0.125%,05/31/2023	3,562,772	0.8
1,061,000		0.125%,06/30/2023	1,060,275	0.2
7,228,000		0.125%,07/31/2023	7,218,965	1.7
771,000		0.250%,06/15/2024	769,373	0.2
2,438,000		0.875%,06/30/2026	2,460,285	0.6
219,700		1.125%,02/15/2031	217,829	0.1
2,836,000		1.250%,06/30/2028	2,884,744	0.7
703,600		1.625%,05/15/2031	729,490	0.2
			18,903,733	4.5

	Total U.S. Treasury Obligations
	(Cost $21,940,299)		22,385,654	5.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.7%
		United States: 9.7%
7,590,899	(2),(4)	BANK 2017-BNK5 XA, 1.052%, 06/15/2060	319,783	0.1
986,061	(2),(4)	BANK 2019-BNK16 XA, 0.958%, 02/15/2052	58,333	0.0
4,362	(2),(4)	Benchmark 2018-B2 XA Mortgage Trust, 0.411%, 02/15/2051	86	0.0
280,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	274,628	0.1
1,427,627	(2),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.041%, 03/15/2052	96,075	0.0
300,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	309,540	0.1
1,316,000	(1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	1,345,922	0.3
10,415,757	(2),(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.458%, 12/17/2053	1,127,014	0.3
6,470,094	(2),(4)	Benchmark 2021-B23 XA Mortgage Trust, 1.279%, 02/15/2054	624,013	0.1
160,000	(1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.193%, (US0001M + 2.100%), 10/15/2037	160,588	0.0
1,888,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 2.443%, (US0001M + 2.350%), 02/15/2038	1,901,394	0.4
100,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	106,844	0.0
890,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	913,517	0.2
2,996,386	(2),(4)	CD 2016-CD1 Mortgage Trust XA, 1.391%, 08/10/2049	169,322	0.0
360,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.434%, 08/10/2049	283,398	0.1
8,581,000	(2),(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.840%, 08/10/2049	336,849	0.1
3,425,022	(2),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.083%, 10/12/2050	164,105	0.0
15,600,202	(1),(2),(4)	COMM 2012-LTRT XA, 0.860%, 10/05/2030	90,074	0.0
200,000	(1),(2)	COMM 2013-CR10 E Mortgage Trust, 4.900%, 08/10/2046	197,795	0.0
300,000	(2)	COMM 2016-COR1 C, 4.365%, 10/10/2049	327,269	0.1
6,641,874	(2),(4)	COMM 2016-CR28 XA, 0.697%, 02/10/2049	164,767	0.0
150,000	(1),(2)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	159,545	0.0
1,600,000	(1)	CSWF 2021-SOP2 D, 2.410%, (US0001M + 2.317%), 06/15/2034	1,599,944	0.4
503,178	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.750%, (US0001M + 3.650%), 07/10/2044	407,574	0.1
1,470,000	(1),(2)	DBUBS 2017-BRBK F Mortgage Trust, 3.530%, 10/10/2034	1,500,540	0.4

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

910,000	(1),(2)	Del Amo Fashion Center Trust 2017-AMO C, 3.636%, 06/05/2035	819,615	0.2
530,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.504%, 08/10/2049	456,577	0.1
100,000	(1)	Extended Stay America Trust 2021-ESH F, 3.794%, (US0001M + 3.700%), 07/15/2038	101,031	0.0
170,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	174,173	0.0
3,544,683		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	681,374	0.2
9,787,168	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K118 X1, 0.961%, 09/25/2030	749,615	0.2
7,104,771	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.883%, 11/25/2030	504,767	0.1
3,597,364	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.334%, 07/25/2035	530,577	0.1
5,582,454	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.873%, 10/25/2035	522,796	0.1
26,435,060	(2),(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.398%, 04/25/2030	724,154	0.2
4,000,000	(1),(8)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,495,686	0.6
51,058,899	(1),(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	235,841	0.1
5,680,000	(1),(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	33,526	0.0
400,000	(1),(2)	Grace Trust 2020-GRCE E, 2.680%, 12/10/2040	389,110	0.1
1,760,000	(1),(2)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	1,759,028	0.4
220,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	123,442	0.0
4,189,179	(2),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.015%, 11/10/2046	82,863	0.0
7,677,198	(2),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.029%, 05/10/2050	402,040	0.1
600,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	614,126	0.1
460,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	461,286	0.1
540,000	(1),(2)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	549,113	0.1
3,350,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-AON D, 4.613%, 07/05/2031	3,502,302	0.8
200,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	198,490	0.1
705,842	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.435%, 08/15/2046	705,250	0.2
2,120,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,580,898	0.4
4,473,394	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.239%, 06/15/2045	16,944	0.0
420,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	416,877	0.1
1,205,257	(1)	KKR Industrial Portfolio Trust 2020-AIP C, 1.726%, (US0001M + 1.633%), 03/15/2037	1,209,381	0.3
240,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.183%, 04/20/2048	238,136	0.1
4,690,837	(1),(2),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.982%, 03/10/2050	126,019	0.0
436,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.659%, (SOFR30A + 2.500%), 07/15/2036	436,544	0.1
900,000	(1)	MHC Commercial Mortgage Trust 2021-MHC F, 2.694%, (US0001M + 2.601%), 04/15/2038	909,159	0.2
1,320,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.604%, 11/15/2045	1,263,522	0.3
21,550,000	(1),(2),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.443%, 12/15/2047	333,975	0.1
250,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	250,955	0.1
200,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.463%, 12/10/2045	173,484	0.0
340,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.463%, 12/10/2045	205,195	0.1
5,185,798	(2),(4)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.307%, 02/15/2053	473,553	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

1,360,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	1,306,568	0.3
730,000	(1),(2)	WFRBS Commercial Mortgage Trust 2011-C5 B, 5.679%, 11/15/2044	731,707	0.2
630,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.240%, 03/15/2045	497,694	0.1
330,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.969%, 06/15/2046	298,022	0.1
4,616,085	(2),(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.953%, 03/15/2046	84,189	0.0
14,139,104	(2),(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.010%, 03/15/2047	268,206	0.1
300,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	282,521	0.1
730,000	(2)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	772,436	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $41,719,751)		41,331,686	9.7

ASSET-BACKED SECURITIES: 9.5%
		United States: 9.5%
1,650,000	(1)	AGL CLO 11 Ltd. 2021-11A AJ, 1.526%, (US0003M + 1.350%), 04/15/2034	1,651,681	0.4
250,000	(1)	AIG CLO 2021-1A C, 1.934%, (US0003M + 1.750%), 04/22/2034	250,080	0.1
1,550,000	(1)	Allegro CLO IV Ltd. 2016-1A CR2, 2.146%, (US0003M + 2.000%), 01/15/2030	1,550,225	0.4
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.083%, (US0003M + 1.950%), 04/14/2029	495,827	0.1
400,000	(1)	Apidos CLO XXIV 2016-24A BRR, 2.184%, (US0003M + 2.050%), 10/20/2030	399,266	0.1
300,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.534%, (US0003M + 1.400%), 10/17/2030	300,119	0.1
750,000	(1)	Barings Clo Ltd. 2019-4A C, 2.926%, (US0003M + 2.800%), 01/15/2033	751,699	0.2
1,190,000	(1)	BDS 2020-FL5 C Ltd., 2.212%, (SOFR30A + 2.050%), 02/16/2037	1,188,895	0.3
510,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A BRR, 2.284%, (US0003M + 2.150%), 04/20/2034	507,540	0.1
500,000	(1)	BlueMountain CLO 2013-2A CR, 2.088%, (US0003M + 1.950%), 10/22/2030	496,033	0.1
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.126%, (US0003M + 2.000%), 04/15/2034	249,002	0.1
500,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 1.576%, (US0003M + 1.400%), 04/19/2034	500,511	0.1
850,000	(1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.384%, (US0003M + 2.250%), 07/20/2029	848,737	0.2
2,000,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.274%, (US0003M + 1.140%), 04/20/2034	2,001,722	0.5
300,000	(1)	Carlyle US Clo 2017-2A A2R Ltd., 1.734%, (US0003M + 1.600%), 07/20/2031	300,040	0.1
700,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.534%, (US0003M + 1.400%), 07/20/2031	700,094	0.2
750,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.526%, (US0003M + 2.400%), 07/16/2030	750,510	0.2
865,000	(1)	CIFC Funding 2015-4A BR2 Ltd., 2.034%, (US0003M + 1.900%), 04/20/2034	864,292	0.2
800,000	(1)	CIFC Funding 2020-2A A1 Ltd., 1.784%, (US0003M + 1.650%), 08/24/2032	801,508	0.2
401,428	(2),(5)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.873%, 03/25/2036	246,882	0.1
600,000	(1)	Clear Creek CLO 2015-1A CR, 2.084%, (US0003M + 1.950%), 10/20/2030	599,998	0.1
1,000,000	(1)	Dryden 49 Senior Loan Fund 2017-49A CR, 2.184%, (US0003M + 2.050%), 07/18/2030	1,001,126	0.2
500,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 1.269%, (US0003M + 1.130%), 07/20/2034	500,407	0.1
1,000,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 1.976%, (US0003M + 1.850%), 10/15/2030	1,000,060	0.2
600,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 1.884%, (US0003M + 1.750%), 04/20/2031	592,969	0.1
250,000	(1)	Kayne CLO 10 Ltd. 2021-10A C, 1.944%, (US0003M + 1.750%), 04/23/2034	248,167	0.1
350,000	(1)	LCM XIV L.P. 14A AR, 1.174%, (US0003M + 1.040%), 07/20/2031	350,613	0.1
400,000	(1)	LCM XXIV Ltd. 24A CR, 2.034%, (US0003M + 1.900%), 03/20/2030	399,181	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

900,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 2.976%, (US0003M + 2.850%), 10/15/2032	900,702	0.2
500,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 2.288%, (US0003M + 2.150%), 01/23/2031	500,143	0.1
550,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.414%, (US0003M + 1.280%), 01/20/2032	550,674	0.1
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	317,233	0.1
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	317,767	0.1
1,100,000	(1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 1.884%, (US0003M + 1.750%), 01/20/2031	1,097,933	0.3
600,000	(1)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 1.876%, (US0003M + 1.750%), 04/16/2033	600,041	0.1
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	249,796	0.1
750,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160%), 07/15/2034	750,440	0.2
1,000,000	(1)	OCP CLO 2014-5 A BR Ltd., 1.925%, (US0003M + 1.800%), 04/26/2031	993,541	0.2
450,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.084%, (US0003M + 1.950%), 03/17/2030	448,647	0.1
900,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.226%, (US0003M + 2.100%), 07/15/2029	898,139	0.2
1,000,000	(1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 1.904%, (US0003M + 1.750%), 02/14/2031	995,560	0.2
1,000,000	(1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 1.955%, (US0003M + 1.800%), 02/20/2034	997,583	0.2
1,000,000	(1)	Palmer Square CLO 2015-1A BR4 Ltd., 1.975%, (US0003M + 1.850%), 05/21/2034	1,000,170	0.2
800,000	(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.826%, (US0003M + 1.700%), 07/15/2031	801,210	0.2
3,000,000	(1)	Palmer Square CLO Ltd. 2021-2A A, 1.256%, (US0003M + 1.150%), 07/15/2034	3,003,513	0.7
1,000,000	(1)	Recette Clo Ltd. 2015-1A CRR, 1.938%, (US0003M + 1.750%), 04/20/2034	997,543	0.2
450,000	(1)	Riserva Clo Ltd. 2016-3A ARR, 1.194%, (US0003M + 1.060%), 01/18/2034	450,066	0.1
650,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.276%, (US0003M + 2.150%), 01/15/2032	647,234	0.1
900,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.188%, (US0003M + 2.050%), 01/23/2029	897,797	0.2
1,000,000	(1)	Sound Point Clo XV Ltd. 2017-1A CR, 2.188%, (US0003M + 2.050%), 01/23/2029	1,000,166	0.2
300,000	(1)	Symphony CLO XXVI Ltd. 2021-26A CR, 2.134%, (US0003M + 2.000%), 04/20/2033	298,670	0.1
350,000	(1)	TCI-Flatiron Clo 2018-1A CR Ltd., 1.880%, (US0003M + 1.750%), 01/29/2032	350,158	0.1
450,000	(1)	TCW CLO 2021-1A C Ltd., 2.034%, (US0003M + 1.900%), 03/18/2034	449,634	0.1
500,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.226%, (US0003M + 2.100%), 07/15/2028	500,168	0.1
600,000	(1)	Venture XXVII CLO Ltd. 2017-27A CR, 2.434%, (US0003M + 2.300%), 07/20/2030	597,836	0.1
550,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 1.246%, (US0003M + 1.100%), 07/15/2034	550,106	0.1

	Total Asset-Backed Securities
	(Cost $40,618,621)		40,709,654	9.5

			Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
	Total Purchased Options
	(Cost $157,930)		123,556	0.0

	Total Long-Term Investments
	(Cost $408,531,284)		419,943,642	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.8%
		Commercial Paper: 6.2%
4,000,000		American Electric Power Co., 0.160%, 08/05/2021	3,999,912	0.9
5,500,000		Consolidated Edison Co. of New York, Inc., 0.140%, 08/02/2021	5,499,958	1.3
4,000,000		Fiserv, Inc., 0.170%, 08/12/2021	3,999,775	0.9
4,000,000		Fiserv, Inc., 0.220%, 08/02/2021	3,999,951	1.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

4,000,000		PPG Industries, Inc., 0.150%, 08/13/2021	3,999,787	0.9
2,000,000		UnitedHealth Group, Inc., 0.140%, 08/13/2021	1,999,902	0.5
3,000,000		Waste Management, Inc., 0.150%, 08/13/2021	2,999,840	0.7

	Total Commercial Paper
	(Cost $26,499,361)		26,499,125	6.2

		Repurchase Agreements: 0.5%
298,790	(10)	Citigroup, Inc., Repurchase Agreement dated 07/30/21, 0.06%, due 08/02/21 (Repurchase Amount $298,791, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.625%-5.000%, Market Value plus accrued interest $304,766, due 03/31/22-07/20/51)	298,790	0.1
1,000,000	(10)	Industrial & Comm. Bank of China, Repurchase Agreement dated 07/30/21, 0.05%, due 08/02/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 08/12/21-05/01/50)	1,000,000	0.2
1,000,000	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 07/30/21, 0.05%, due 08/02/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%-7.500%, Market Value plus accrued interest $1,020,000, due 04/15/24-04/01/53)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $2,298,790)		2,298,790	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.1%
8,835,000	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $8,835,000)	8,835,000	2.1

	Total Short-Term Investments
	(Cost $37,633,151)		37,632,915	8.8

	Total Investments in Securities (Cost $446,164,435)		$457,576,557	107.1
	Liabilities in Excess of Other Assets		(30,227,182)	(7.1)
	Net Assets		$427,349,375	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of July 31, 2021.
(3)	Security, or a portion of the security, is on loan.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of July 31, 2021.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of July 31, 2021.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Portfolio Composition	Percentage of Net Assets
Corporate Bonds/Notes	36.7%
Sovereign Bonds	14.8
Collateralized Mortgage Obligations	14.1
Commercial Mortgage-Backed Securities	9.7
Asset-Backed Securities	9.5
U.S. Government Agency Obligations	8.2
U.S. Treasury Obligations	5.3
Purchased Options	0.0
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(7.1)
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Purchased Options	$–	$123,556	$–	$123,556
Corporate Bonds/Notes	–	156,877,423	–	156,877,423
Collateralized Mortgage Obligations	–	60,276,668	–	60,276,668
Asset-Backed Securities	–	40,709,654	–	40,709,654
U.S. Government Agency Obligations	–	35,090,354	–	35,090,354
Sovereign Bonds	–	63,148,647	–	63,148,647
Commercial Mortgage-Backed Securities	–	41,331,686	–	41,331,686
U.S. Treasury Obligations	–	22,385,654	–	22,385,654
Short-Term Investments	8,835,000	28,797,915	–	37,632,915
Total Investments, at fair value	$8,835,000	$448,741,557	$–	$457,576,557
Other Financial Instruments+
Centrally Cleared Swaps	–	1,617,985	–	1,617,985
Forward Foreign Currency Contracts	–	1,823,128	–	1,823,128
Futures	2,005,297	–	–	2,005,297
OTC Swaps	–	145,372	–	145,372
Total Assets	$10,840,297	$452,328,042	$–	$463,168,339
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,560,924)	$–	$(3,560,924)
Forward Foreign Currency Contracts	–	(888,970)	–	(888,970)
Futures	(2,328,251)	–	–	(2,328,251)
Written Options	–	(231,512)	–	(231,512)
Total Liabilities	$(2,328,251)	$(4,681,406)	$–	$(7,009,657)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW 5,640,722,848	USD 5,046,272	Barclays Bank PLC	08/06/21	$(143,790)
USD 2,958,338	EUR 2,509,332	Barclays Bank PLC	08/27/21	(19,780)
NOK 39,855,368	USD 4,451,543	Barclays Bank PLC	08/27/21	60,054
CAD 1,608,088	USD 1,275,133	Barclays Bank PLC	08/27/21	13,780
USD 2,197,601	SEK 19,098,738	Barclays Bank PLC	08/27/21	(21,449)
HUF 53,585,311	USD 185,245	BNP Paribas	08/06/21	(8,059)
CZK 5,112,536	USD 243,759	BNP Paribas	08/06/21	(5,964)
AUD 27,340,470	USD 20,386,760	BNP Paribas	08/27/21	(320,301)
SEK 62,582,861	USD 7,240,957	BNP Paribas	08/27/21	30,438
NOK 27,108,038	USD 3,103,275	BNP Paribas	08/27/21	(34,666)
USD 6,544,774	NOK 57,338,031	BNP Paribas	08/27/21	54,153
USD 2,113,624	GBP 1,520,314	BNP Paribas	08/27/21	257
USD 4,388,554	NZD 6,292,059	BNP Paribas	08/27/21	5,176
USD 8,136,744	AUD 11,097,563	BNP Paribas	08/27/21	(8,280)
USD 2,756,478	EUR 2,333,783	BNP Paribas	08/27/21	(13,295)
SEK 19,427,493	USD 2,234,766	BNP Paribas	08/27/21	22,481
USD 3,239,320	EUR 2,750,781	BNP Paribas	08/27/21	(25,354)
CAD 2,728,856	USD 2,172,951	BNP Paribas	08/27/21	14,278
GBP 13,708,236	USD 18,965,613	BNP Paribas	08/27/21	90,012
CAD 3,364,154	USD 2,653,610	BNP Paribas	08/27/21	42,821
JPY 579,149,772	USD 5,293,971	BNP Paribas	08/27/21	(13,852)
NZD 2,896,652	USD 2,020,545	BNP Paribas	08/27/21	(2,585)
CLP 153,647,743	USD 203,120	BNP Paribas	09/10/21	(891)
CLP 153,647,743	USD 203,120	BNP Paribas	09/10/21	(891)
USD 1,039,508	MXN 21,106,560	BNP Paribas	09/10/21	(15,245)
HKD 547,037	USD 70,485	Brown Brothers Harriman & Co.	08/06/21	(91)
NOK 9,644,925	USD 1,091,797	Brown Brothers Harriman & Co.	08/27/21	1
EUR 2,229,822	USD 2,632,861	Brown Brothers Harriman & Co.	08/27/21	13,530
AUD 2,688,995	USD 1,989,466	Brown Brothers Harriman & Co.	08/27/21	(15,886)
DKK 4,946,164	USD 784,801	Brown Brothers Harriman & Co.	08/27/21	4,276
USD 1,643,357	EUR 1,381,506	Brown Brothers Harriman & Co.	08/27/21	3,762
NZD 2,289,937	USD 1,592,265	Brown Brothers Harriman & Co.	08/27/21	3,026
USD 2,399,678	NZD 3,462,499	Brown Brothers Harriman & Co.	08/27/21	(12,480)
ILS 1,073,195	USD 330,915	Citibank N.A.	08/06/21	1,091
CNY 35,539,620	USD 5,531,582	Citibank N.A.	08/06/21	(28,996)
NOK 59,006,586	USD 6,559,268	Citibank N.A.	08/27/21	120,232
AUD 7,324	USD 5,401	Citibank N.A.	08/27/21	(26)
NOK 48,136,079	USD 5,461,940	Citibank N.A.	08/27/21	(12,973)
USD 1,474,967	NZD 2,131,657	Citibank N.A.	08/27/21	(10,056)
MXN 21,106,560	USD 1,051,644	Citibank N.A.	09/10/21	3,109
MXN 21,106,560	USD 1,051,644	Citibank N.A.	09/10/21	3,109
USD 744,423	COP 2,859,724,414	Citibank N.A.	09/10/21	8,550
USD 744,423	COP 2,859,724,414	Citibank N.A.	09/10/21	8,550
JPY 3,095,759	USD 28,117	Deutsche Bank AG	08/27/21	107
USD 3,198,485	MYR 13,138,758	Goldman Sachs International	08/06/21	86,686
USD 1,471,273	PEN 5,779,639	Goldman Sachs International	09/10/21	48,289
USD 1,471,273	PEN 5,779,639	Goldman Sachs International	09/10/21	48,289
TRY 342,815	USD 39,892	HSBC Bank USA N.A.	08/06/21	730
PHP 19,970	USD 415	HSBC Bank USA N.A.	08/06/21	(15)
BRL 467,160	USD 89,291	HSBC Bank USA N.A.	09/10/21	(65)
BRL 467,160	USD 89,291	HSBC Bank USA N.A.	09/10/21	(65)
USD 856,031	RON 3,479,159	JPMorgan Chase Bank N.A.	08/06/21	16,739
USD 201,841	CLP 153,647,743	JPMorgan Chase Bank N.A.	09/10/21	(388)
COP 2,859,724,414	USD 739,042	JPMorgan Chase Bank N.A.	09/10/21	(3,169)
USD 87,993	BRL 467,160	JPMorgan Chase Bank N.A.	09/10/21	(1,232)
PLN 2,478,659	USD 666,369	Morgan Stanley Capital Services LLC	08/06/21	(22,972)
USD 15,717	ZAR 217,395	Morgan Stanley Capital Services LLC	08/06/21	885
CHF 1,861,034	USD 2,029,355	Morgan Stanley Capital Services LLC	08/27/21	26,377
USD 1,821,378	SEK 15,815,088	Morgan Stanley Capital Services LLC	08/27/21	(16,150)
USD 751,459	NOK 6,669,884	Morgan Stanley Capital Services LLC	08/27/21	(3,567)
USD 1,917,422	NOK 16,729,385	Morgan Stanley Capital Services LLC	08/27/21	23,668
NOK 8,763,557	USD 990,915	Morgan Stanley Capital Services LLC	08/27/21	1,113
USD 1,209,681	AUD 1,638,794	Morgan Stanley Capital Services LLC	08/27/21	6,893
USD 320,115	RUB 23,287,755	Standard Chartered Bank	08/06/21	1,827
SGD 804,588	USD 606,612	Standard Chartered Bank	08/06/21	(12,800)
IDR 4,978,638,523	USD 347,670	Standard Chartered Bank	08/06/21	(3,477)
USD 623,027	THB 19,410,294	Standard Chartered Bank	08/06/21	32,476
EUR 79,881,502	USD 94,309,412	Standard Chartered Bank	08/27/21	495,306
CAD 10,252,668	USD 8,195,722	Standard Chartered Bank	08/27/21	21,980
JPY 5,095,432,452	USD 46,120,600	Standard Chartered Bank	08/27/21	334,545
USD 4,906,875	NZD 7,061,920	Standard Chartered Bank	08/27/21	(12,829)
PEN 5,779,639	USD 1,459,099	Standard Chartered Bank	09/10/21	(36,116)
AUD 3,917,513	USD 2,873,154	State Street Bank and Trust Co.	08/27/21	2,093
USD 1,486,752	SEK 12,701,257	State Street Bank and Trust Co.	08/27/21	11,015
GBP 1,494,724	USD 2,071,662	State Street Bank and Trust Co.	08/27/21	6,132
NZD 1,703,742	USD 1,186,176	State Street Bank and Trust Co.	08/27/21	739
GBP 4,095,133	USD 5,599,315	State Street Bank and Trust Co.	08/27/21	93,272
USD 1,549,027	SEK 13,354,795	State Street Bank and Trust Co.	08/27/21	(2,643)
CAD 2,700,627	USD 2,147,801	State Street Bank and Trust Co.	08/27/21	16,802
USD 2,402,615	GBP 1,762,987	State Street Bank and Trust Co.	08/27/21	(48,088)
USD 1,063,986	GBP 772,952	State Street Bank and Trust Co.	08/27/21	(10,484)
GBP 1,565,354	USD 2,162,257	State Street Bank and Trust Co.	08/27/21	13,720
USD 1,633,605	AUD 2,183,871	State Street Bank and Trust Co.	08/27/21	30,759
				$934,158

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	29	09/15/21	$3,094,293	$93,251
Australia 3-Year Bond	27	09/15/21	2,319,736	4,309
Canada 10-Year Bond	32	09/21/21	3,796,345	83,604
Euro-Bobl 5-Year	124	09/08/21	19,910,841	169,828
Euro-Buxl® 30-year German Government Bond	50	09/08/21	12,754,600	821,905
Euro-OAT	72	09/08/21	13,843,296	293,824
Euro-Schatz	171	09/08/21	22,791,142	37,065
Japan 10-Year Bond (TSE)	12	09/13/21	16,659,222	70,594
Long Gilt	62	09/28/11	11,185,372	240,968
Long-Term Euro-BTP	39	09/08/21	7,137,594	165,625
U.S. Treasury Ultra Long Bond	8	09/21/21	1,596,250	24,187
			$115,088,691	$2,005,160
Short Contracts:
Euro-Bund	(1)	09/08/21	(209,457)	(5,473)
Japanese Government Bonds 10-Year Mini	(12)	09/10/21	(1,666,250)	(7,537)
U.S. Treasury 10-Year Note	(140)	09/21/21	(18,823,438)	(341,731)
U.S. Treasury 2-Year Note	(23)	09/30/21	(5,075,094)	137
U.S. Treasury 5-Year Note	(214)	09/30/21	(26,631,297)	(150,775)
U.S. Treasury Long Bond	(29)	09/21/21	(4,776,844)	(223,049)
U.S. Treasury Ultra 10-Year Note	(300)	09/21/21	(45,075,000)	(1,599,686)
			$(102,257,380)	$(2,328,114)

At July 31, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	1.283%	Semi-Annual	04/14/30	CAD	4,200,000	$(73,027)	$(73,027)
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP	3,000,000	7,402	7,402
Pay	6-month GBP-LIBOR	Semi-Annual	0.507	Semi-Annual	04/09/23	GBP	3,000,000	8,442	8,442
Pay	6-month GBP-LIBOR	Semi-Annual	0.566	Semi-Annual	03/30/45	GBP	3,250,000	(352,638)	(352,638)
Pay	6-month GBP-LIBOR	Semi-Annual	1.483	Semi-Annual	04/29/49	GBP	250,000	51,107	51,107
Pay	6-month GBP-LIBOR	Semi-Annual	0.687	Semi-Annual	02/01/51	GBP	500,000	(39,137)	(39,137)
Pay	6-month GBP-LIBOR	Semi-Annual	1.083	Semi-Annual	02/22/51	GBP	500,000	35,106	35,106
Pay	6-month JPY-LIBOR	Semi-Annual	0.147	Semi-Annual	12/07/35	JPY	120,000,000	54	54
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	80,000,000	41,411	41,411
Pay	6-month JPY-LIBOR	Semi-Annual	0.375	Semi-Annual	01/13/46	JPY	140,000,000	3,818	3,818
Pay	6-month JPY-LIBOR	Semi-Annual	0.296	Semi-Annual	07/20/50	JPY	140,000,000	(48,610)	(48,610)
Pay	6-month JPY-LIBOR	Semi-Annual	0.505	Semi-Annual	02/12/51	JPY	134,200,000	23,200	23,200
Pay	6-month JPY-LIBOR	Semi-Annual	0.532	Semi-Annual	03/25/51	JPY	50,000,000	11,930	11,930
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	833,000	107,086	107,085
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	616,000	67,668	67,668
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	850,000	57,933	57,933
Pay	1-month USD-LIBOR	Monthly	1.493	Monthly	03/17/31	USD	3,000,000	105,010	105,010
Pay	3-month USD-LIBOR	Quarterly	1.603	Semi-Annual	09/28/31	USD	11,266,000	(90,436)	(90,436)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	394,005	394,005
Pay	1-month USD-LIBOR	Monthly	1.756	Monthly	03/17/36	USD	4,000,000	225,684	225,684
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	353,822	353,822
Pay	3-month USD-LIBOR	Quarterly	1.664	Semi-Annual	09/24/51	USD	154,000	–	–
Receive	6-month GBP-LIBOR	Semi-Annual	0.195	Semi-Annual	02/22/23	GBP	900,000	3,300	3,300
Receive	6-month GBP-LIBOR	Semi-Annual	0.363	Semi-Annual	02/01/28	GBP	1,300,000	42,014	42,014
Receive	6-month GBP-LIBOR	Semi-Annual	0.496	Semi-Annual	02/01/31	GBP	400,000	16,551	16,551
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP	500,000	58,271	58,271
Receive	6-month JPY-LIBOR	Semi-Annual	0.491	Semi-Annual	04/16/46	JPY	75,000,000	(20,629)	(20,629)
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD	28,000,000	(46,657)	(46,657)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	(423,226)	(423,226)
Receive	3-month USD-LIBOR	Quarterly	1.664	Semi-Annual	12/18/22	USD	12,000,000	(247,099)	(247,099)
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD	9,000,000	(315,947)	(315,947)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	(150,425)	(150,425)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	(188,487)	(188,487)
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	(225,663)	(225,663)
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD	1,140,000	(117,866)	(117,866)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	(263,753)	(263,753)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	(228,556)	(228,556)
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,500,000	(38,722)	(38,927)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	1,600,000	(244,789)	(244,789)
Receive	3-month USD-LIBOR	Quarterly	1.738	Semi-Annual	09/28/31	USD	2,253,200	3,943	3,943
Receive	3-month USD-LIBOR	Quarterly	1.773	Semi-Annual	09/28/31	USD	2,253,200	229	229
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	(161,338)	(161,338)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	530,000	(116,084)	(116,084)
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD	500,000	(164,649)	(164,649)
Receive	3-month USD-LIBOR	Quarterly	1.692	Semi-Annual	09/24/51	USD	378,000	(2,981)	(2,981)
								$(1,942,733)	$(1,942,939)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the following OTC total return swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 20-year Issue	At Maturity	(0.06)%	At Maturity	BNP Paribas Bank	09/10/21	JPY	462,000,000	$73,809	$–	$73,809
Receive	Japanese Government 5-year Issue	At Maturity	(0.07)%	At Maturity	BNP Paribas Bank	09/13/21	JPY	2,350,000,000	18,831	–	18,831
Receive	Japanese Government 20-year Issue	At Maturity	(0.08)%	At Maturity	Citibank N.A.	10/15/21	JPY	430,000,000	13,245	–	13,245
Receive	Japanese Government 30-year Issue	At Maturity	(0.06)%	At Maturity	Nomura Global Financial Products Inc.	08/20/21	JPY	350,000,000	39,487	–	39,487
									$145,372	$–	$145,372

At July 31, 2021, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put AUD	Standard Chartered Bank	10/19/21	0 .702	USD	25,783,000	$157,930	$123,556
						$157,930	$123,556

At July 31, 2021, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value

Call USD vs. Put AUD	Standard Chartered Bank	08/19/21	0 .725	USD	11,498,000	$72,794	$(48,655)
						$72,794	$(48,655)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	1.720%	3-month USD-LIBOR	09/23/21	USD	19,000,000	$55,671	$(86,128)
Call on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	1.660%	3-month USD-LIBOR	08/31/21	USD	2,128,000	50,380	(48,840)
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	2.740%	3-month USD-LIBOR	09/23/21	USD	9,500,000	106,091	(702)
Put on 30-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	1.660%	3-month USD-LIBOR	08/31/21	USD	2,128,000	50,381	(47,187)
								$262,523	$(182,857)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $450,108,631.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,497,460
Gross Unrealized Depreciation	(10,945,819)

Net Unrealized Appreciation	$7,551,641